NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible debentures	$ 1,590,000		$ 370,000
Debt discount, net of accretion (current)	(132,500)
Debt discount, net of accretion (current)	(1,307,601)
Debentures - current portion	(151,010)
Debentures, net of debt discount of $1,307,601 in 2015 - less current portion	28,790
Investor 1 July 2015 [Member]
Convertible debentures	600,000
Investor 1 Sep 30 2015 [Member]
Convertible debentures	120,000
Investor 2 Aug 2015 [Member]
Convertible debentures	600,000
Investor Sep 2015 [Member]
Convertible debentures	120,000
Investor Sep 2015 (2) [Member]
Convertible debentures	$ 150,000